Income Taxes (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Operating loss carried forward	$ 392,598
Operating loss carried forward, expiration date	2026
Federal and state income taxes percentage	34.00%